DEBT SECURITIES IN ISSUE - Additional information (Details) £ in Millions, € in Billions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount | £	£ 272,315		£ 225,608
Euro €30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30		€ 30